Cash and Cash Equivalents - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Equivalents At Carrying Value [Abstract]
Cash on hand and at banks	$ 54,551	$ 19,552
Short-term deposits	17,380	67,017
Total cash and cash equivalents	$ 71,931	$ 86,569	$ 45,538	$ 40,529